John Hancock High Yield Municipal Bond Fund Average Annual Total Returns - Classes A C I and R6 [Member]	12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	2.97%	0.80%	2.34%
Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.46%		2.18%	4.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.24%)		0.05%	2.23%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.29%)		(0.02%)	2.10%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.94%		0.97%	2.61%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.08%		0.13%	1.88%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.96%		1.03%	2.79%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.89%		1.05%	2.80%